Financial Instruments - Non-derivative Financial Liabilities and net-settled derivative financial liabilities by Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	R$ 16,324,207	R$ 13,431,108
Accounts payable to clients
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	9,172,353	6,500,071
Trade accounts payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	180,491	97,825
Loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	1,709,100	3,035,294
Obligations to FIDC quota holders
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	4,374,550	3,710,894
Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	871,480	85,670
Less than one year | Liquidity risk | Accounts payable to clients
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	9,172,353	6,500,071
Less than one year | Liquidity risk | Trade accounts payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	180,491	97,825
Less than one year | Liquidity risk | Loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	1,197,522	2,947,811
Less than one year | Liquidity risk | Obligations to FIDC quota holders
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	2,065,493	2,090,894
Less than one year | Liquidity risk | Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	586,507	80,619
Between 1 and 2 years | Liquidity risk | Accounts payable to clients
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	0	0
Between 1 and 2 years | Liquidity risk | Trade accounts payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	0	0
Between 1 and 2 years | Liquidity risk | Loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	460,318	29,762
Between 1 and 2 years | Liquidity risk | Obligations to FIDC quota holders
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	1,334,787	1,620,000
Between 1 and 2 years | Liquidity risk | Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	284,972	5,051
Between 2 and 5 years | Liquidity risk | Accounts payable to clients
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	0	0
Between 2 and 5 years | Liquidity risk | Trade accounts payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	0	0
Between 2 and 5 years | Liquidity risk | Loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	29,511	20,643
Between 2 and 5 years | Liquidity risk | Obligations to FIDC quota holders
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	1,213,563	0
Between 2 and 5 years | Liquidity risk | Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	0	0
Over 5 years | Liquidity risk | Accounts payable to clients
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	0	0
Over 5 years | Liquidity risk | Trade accounts payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	0	0
Over 5 years | Liquidity risk | Loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	41,301	37,078
Over 5 years | Liquidity risk | Obligations to FIDC quota holders
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	0	0
Over 5 years | Liquidity risk | Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	R$ 0	R$ 0